Stockholders’ Equity (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
		Oct. 01, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Aug. 26, 2025 shares	Nov. 12, 2024 shares	Aug. 30, 2024 USD ($) shares	Aug. 29, 2024 ₪ / shares	Jul. 18, 2023 USD ($) $ / shares shares	May 15, 2023 ₪ / shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 shares	Jun. 30, 2025 shares	Sep. 30, 2025 USD ($) shares		Sep. 30, 2024 USD ($) shares		Aug. 25, 2025 shares	Aug. 14, 2025 ILS (₪) ₪ / shares shares	Aug. 13, 2025 ILS (₪) ₪ / shares shares	Dec. 31, 2024 shares	Nov. 14, 2024 USD ($)	Oct. 21, 2024 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | ₪ / shares																		₪ 1.80
Issuance of shares				12,500	17,500	31,566		31,666
Warrants outstanding			173,333								173,333		173,333
Proceeds from issuance of ordinary shares | $								$ 6,200		$ 4,400			$ 174	[1]	$ 4,400	[1]
Structuring fee | $						$ 15,000
Authorized share capital | ₪																		₪ 1,620,000,000	₪ 90,000,000
Common stock, shares authorized			900,000,000								900,000,000		900,000,000					900,000,000	50,000,000	50,000,000
Ordinary shares, issued			5,479,231								5,479,231		5,479,231							1,664,884
2013 Incentive Share Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, issued				1,000,000													500,000
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount | $						$ 10,000
Finance expenses | $													$ 20
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount | $																						$ 20,000
Demand Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price | $																					$ 8,100
2020 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock			3,687,038
Gross proceeds consideration | $			$ 7,900
Total consideration | $			$ 7,700
Pre-Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding								435,000
Number of warrants to purchase shares								435,000
Purchase price | $ / shares								$ 14.99
Exercise price of warrants | $ / shares								$ 0.001
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding								466,666
Number of warrants to purchase shares								466,666
Purchase price | $ / shares								$ 15.0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split							1-for-12		1-for-15
Common stock, par value | ₪ / shares							₪ 0.15		₪ 0.01										₪ 1.80
Share price | ₪ / shares							₪ 1.80		₪ 0.15
Issuance of shares	[2]										107,917	3,579,121
Common Stock [Member] | Cayman Islands Exempt Limited Partnership [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares													665,341
Proceeds from issuance of ordinary shares | $													$ 5,200
Issuance costs | $													$ 4,600
Common Stock [Member] | Cayman Islands Exempt Limited Partnership [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		1,000,326
Issuance costs | $		$ 1,200
Common Stock [Member] | Pre-Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares								$ 15
Common Stock [Member] | Pre-Funded Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding										293,333					293,333
Warrant exercised, shares										293,333					293,333

[1]	See Note 3.3
[2]	See Note 3.4